T. ROWE PRICE QM U.S. Value Equity Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 5.2%
Diversified Telecommunication Services 1.3%
AT&T  14,926 229
Verizon Communications  4,635 176
405
Interactive Media & Services 2.3%
Alphabet, Class A (1) 2,056 197
Meta Platforms, Class A (1) 3,672 498
695
Media 1.6%
Comcast, Class A  10,138 297
Fox, Class B  2,890 83
Nexstar Media Group, Class A  677 113
493
Total Communication Services 1,593
CONSUMER DISCRETIONARY 6.9%
Auto Components 0.4%
Magna International  2,462 117
117
Automobiles 0.4%
Ford Motor  11,226 126
126
Distributors 0.7%
LKQ  4,518 213
213
Hotels, Restaurants & Leisure 0.9%
Booking Holdings (1) 49 80
McDonald's  324 75
Travel + Leisure  2,951 101
256
Household Durables 1.0%
NVR (1) 33 131
PulteGroup  3,010 113
Whirlpool  363 49
293
Specialty Retail 3.5%
AutoZone (1) 147 315
Bath & Body Works  3,056 100
Best Buy  1,680 106
T. ROWE PRICE QM U.S. Value Equity Fund

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Home Depot  469 130
O'Reilly Automotive (1) 387 272
Ulta Beauty (1) 325 130
1,053
Total Consumer Discretionary 2,058
CONSUMER STAPLES 7.4%
Beverages 1.0%
Keurig Dr Pepper  5,355 192
Molson Coors Beverage, Class B  1,962 94
286
Food & Staples Retailing 1.4%
Kroger  4,561 200
Walgreens Boots Alliance  3,168 99
Walmart  914 119
418
Food Products 2.2%
Conagra Brands  2,836 93
Kraft Heinz  5,361 179
Mondelez International, Class A  3,548 194
Tyson Foods, Class A  3,092 204
670
Household Products 0.4%
Procter & Gamble  1,016 128
128
Tobacco 2.4%
Altria Group  5,811 235
Philip Morris International  5,847 485
720
Total Consumer Staples 2,222
ENERGY 7.9%
Oil, Gas & Consumable Fuels 7.9%
Chevron  4,410 633
ConocoPhillips  4,383 448
Exxon Mobil  8,978 784
Kinder Morgan  5,694 95
Marathon Petroleum  1,554 154
Occidental Petroleum  2,663 164
Occidental Petroleum, Warrants, 8/3/27 (1) 425 17
Ovintiv  1,977 91
Total Energy 2,386

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS 20.2%
Banks 9.0%
Bank of America  18,938 572
Citigroup  8,008 334
Citizens Financial Group  4,349 149
Fifth Third Bancorp  6,508 208
JPMorgan Chase  6,961 727
KeyCorp  8,933 143
Wells Fargo  13,843 557
2,690
Capital Markets 2.3%
Bank of New York Mellon  3,959 152
Goldman Sachs Group  1,152 338
State Street  3,140 191
681
Consumer Finance 1.3%
Ally Financial  2,903 81
Capital One Financial  1,737 160
Discover Financial Services  1,583 144
385
Diversified Financial Services 0.8%
Equitable Holdings  9,432 248
248
Insurance 6.8%
Aflac  3,453 194
American International Group  6,476 308
Arch Capital Group (1) 1,852 84
Chubb  2,080 378
Everest Re Group  602 158
Hartford Financial Services Group  4,981 309
Lincoln National  1,302 57
MetLife  5,253 319
Travelers  1,508 231
2,038
Total Financials 6,042
HEALTH CARE 18.0%
Biotechnology 2.6%
AbbVie  1,606 216
Biogen (1) 854 228
Gilead Sciences  5,480 338
782

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies 2.8%
Abbott Laboratories  1,316 127
Becton Dickinson & Company  1,507 336
Hologic (1) 2,447 158
Zimmer Biomet Holdings  2,062 216
837
Health Care Providers & Services 6.1%
Cardinal Health  1,485 99
Centene (1) 2,968 231
CVS Health  4,611 440
Elevance Health  933 424
McKesson  948 322
Molina Healthcare (1) 299 99
UnitedHealth Group  213 107
Universal Health Services, Class B  1,177 104
1,826
Pharmaceuticals 6.5%
Bristol-Myers Squibb  7,209 513
Johnson & Johnson  3,734 610
Pfizer  12,569 550
Sanofi, ADR  4,581 174
Viatris  12,474 106
1,953
Total Health Care 5,398
INDUSTRIALS & BUSINESS SERVICES 12.1%
Aerospace & Defense 3.7%
General Dynamics  1,315 279
L3Harris Technologies  1,649 343
Lockheed Martin  532 206
Textron  4,623 269
1,097
Air Freight & Logistics 1.4%
FedEx  1,492 221
United Parcel Service, Class B  1,211 196
417
Airlines 0.5%
Alaska Air Group (1) 1,387 54
Southwest Airlines (1) 3,044 94
148
Building Products 0.4%
Masco  2,290 107
107

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates 0.3%
General Electric  1,287 80
80
Machinery 3.4%
Allison Transmission Holdings  2,924 99
Cummins  1,731 352
Otis Worldwide  2,296 147
Parker-Hannifin  802 194
Snap-on  649 131
Timken  1,532 90
1,013
Professional Services 1.4%
Booz Allen Hamilton Holding  1,060 98
Leidos Holdings  2,779 243
ManpowerGroup  1,462 95
436
Road & Rail 1.0%
CSX  9,163 244
Union Pacific  304 59
303
Total Industrials & Business Services 3,601
INFORMATION TECHNOLOGY 10.8%
Communications Equipment 1.2%
Cisco Systems  8,986 359
359
Electronic Equipment, Instruments & Components 0.9%
Arrow Electronics (1) 1,550 143
Corning  4,742 137
280
IT Services 4.3%
Cognizant Technology Solutions, Class A  2,530 145
Fidelity National Information Services  3,318 251
Fiserv (1) 1,995 187
Global Payments  2,330 252
International Business Machines  1,563 186
SS&C Technologies Holdings  3,506 167
Western Union  8,046 108
1,296
Semiconductors & Semiconductor Equipment 2.3%
Broadcom  299 133
Intel  3,728 96

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
KLA  244 74
Micron Technology  1,664 83
NXP Semiconductors  542 80
ON Semiconductor (1) 1,259 79
QUALCOMM  1,233 139
684
Software 1.4%
Fair Isaac (1) 219 90
NortonLifeLock  7,743 156
Open Text  2,064 54
Salesforce (1) 895 129
429
Technology Hardware, Storage & Peripherals 0.7%
Dell Technologies, Class C  3,188 109
HP  4,376 109
218
Total Information Technology 3,266
MATERIALS 4.1%
Chemicals 2.1%
Celanese  819 74
CF Industries Holdings  2,414 232
Dow  3,310 145
Eastman Chemical  1,276 91
LyondellBasell Industries, Class A  1,246 94
636
Containers & Packaging 1.3%
International Paper  6,088 193
Westrock  5,950 184
377
Metals & Mining 0.7%
Reliance Steel & Aluminum  1,219 213
213
Total Materials 1,226
REAL ESTATE 3.1%
Equity Real Estate Investment Trusts 3.1%
Apartment Income REIT, REIT  3,375 130
Gaming & Leisure Properties, REIT  4,531 200
Host Hotels & Resorts, REIT  5,682 90
Iron Mountain, REIT  3,665 161
Lamar Advertising, Class A, REIT  1,031 85
Omega Healthcare Investors, REIT  4,536 134

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Weyerhaeuser, REIT  4,674 134
Total Real Estate 934
UTILITIES 3.8%
Electric Utilities 3.0%
Evergy  1,758 104
Exelon  7,443 279
NRG Energy  2,470 95
PG&E (1) 11,946 149
Southern  3,909 266
893
Gas Utilities 0.4%
UGI  4,086 132
132
Multi-Utilities 0.4%
Sempra Energy  896 134
134
Total Utilities 1,159
Total Common Stocks (Cost $28,975) 29,885
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 3.07% (2)(3) 263,633 264
Total Short-Term Investments (Cost $264) 264
Total Investments in Securities 100.4%
(Cost $29,239) $ 30,149
Other Assets Less Liabilities (0.4)% (109)
Net Assets 100.0% $ 30,040
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE QM U.S. Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — # $ — $ 2 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 744 ¤ ¤ $ 264 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $264.

T. ROWE PRICE QM U.S. Value Equity Fund
Unaudited
Notes to Portfolio of Investments
9
T. Rowe Price QM U.S. Value Equity Fund  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE QM U.S. Value Equity Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE QM U.S. Value Equity Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On September 30, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F201-054Q3 09/22